Recognized Restructuring and Other Items, Net (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 9,033	$ 4,525
Other non-recurring items		1,111
Total	$ 9,033	$ 5,636